Offerings - Offering: 1	Aug. 27, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.086 per share ("Common Stock")
Amount Registered | shares	11,407,273
Proposed Maximum Offering Price per Unit | $ / shares	0.8854
Maximum Aggregate Offering Price	$ 10,100,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,546.31
Offering Note	Represents an aggregate of 11,407,273 shares of Common Stock, which includes 11,294,330 shares of Common Stock that we may, at our sole discretion, sell to White Lion Capital LLC pursuant to a Common Stock Purchase Agreement between the Company and White Lion, and 112,943 shares of our common stock issuable to White Lion as Commitment Fee Shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers (i) such additional number of shares of Common Stock issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and calculated based upon the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC on August 21, 2025, which date is within five business days prior to the filing of this Registration Statement.